Note 8 - Other Liabilities	3 Months Ended
Jan. 31, 2026
Statement Line Items [Line Items]
Disclosure of other liabilities [text block]

8. Other liabilities:

(thousands of Canadian dollars)
	January 31	October 31	January 31
	2026	2025	2025

Accounts payable and other	$7,089	$12,518	$6,324
Current income tax liability	1,015	126	4,351
Deferred income tax liability	49	33	118
Derivative instruments (note 12)	1,248	416	881
Lease obligations	3,809	2,668	2,852
Cash collateral and amounts held in escrow	5,296	4,996	5,950
Cash reserves on structured receivable program	235,313	290,666	189,699

	$253,819	$311,423	$210,175